Nature of business and organization (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements

Name	Background	Ownership
Infobird International Limited (“Infobird HK”)	● A Hong Kong company ● Incorporated on April 21, 2020 ● A holding company	100% owned by Infobird Cayman
Infobird Digital Technology (Beijing) Co., Ltd (“Infobird WFOE”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 20, 2020 ● Registered capital of $15,000,000 (RMB 106,392,000) ● A holding company	100% owned by Infobird HK
Beijing Infobird Software Co., Ltd (“Infobird Beijing”)	● A PRC limited liability company ● Incorporated on October 26, 2001 ● Registered capital of $2,417,947 (RMB 16,624,597) ● Software developing that provides software as a service (SaaS)	VIE of Infobird WFOE
Guiyang Infobird Cloud Computing Co., Ltd (“Infobird Guiyang”)	● A PRC limited liability company ● Incorporated on October 17, 2013 ● Registered capital of $1,777,645 (RMB 12,222,200) ● Software developing that provides software as a service (SaaS)	90.18% owned by Infobird Beijing
Anhui Xinlijia E-commerce Co., Ltd (formerly known as Anhui Infobird Software Information Technology Co., Ltd) (“Infobird Anhui”)	● A PRC limited liability company ● Incorporated on June 20, 2012 ● Registered capital of $1,454,440 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)	99.95% owned by Infobird Beijing
Shanghai Qishuo Technology Inc. (“Shanghai Qishuo”)	● A PRC limited liability company ● Incorporated on April 10, 2014 ● Registered capital of $156,922 (RMB 1,000,000) ● Software developing that provides software as a service (SaaS)	51% owned by Infobird Beijing